Note 6 - Intangible Assets	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Intangible Assets Disclosure [Text Block]
6.	Intangible assets

December 31, 2016	Gross carrying amount	Accumulated amortization	Net

Customer lists and relationships	$104,258	$34,161	$70,097
Franchise rights	39,137	17,230	21,907
Trademarks and trade names	26,069	11,825	14,244
Management contracts and other	36,515	21,648	14,867
	$205,979	$84,864	$121,115

December 31, 2015	Gross carrying amount	Accumulated amortization	Net

Customer lists and relationships	$75,279	$28,816	$46,463
Franchise rights	36,539	15,195	21,344
Trademarks and trade names	22,002	11,147	10,855
Management contracts and other	16,648	15,832	816
	$150,468	$70,990	$79,478

During the year ended
December
31,
2016,
the Company acquired the following intangible assets:

	Amount	Estimated weighted average amortization period (years)

Customer lists and relationships	$32,322	17.8
Franchise rights	2,449	5.2
Trademarks and trade names	4,615	5.5
Management Contracts and other	15,052	14.8
	$54,438	15.3

The following is the estimated annual amortization expense for recorded intangible assets for each of the next five
years ending
December
31:

2017	$12,974
2018	12,179
2019	11,887
2020	11,337
2021	9,422